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May 4, 1999


Securities and Exchange Commission
Filing Desk
450 Fifth Street, N.W.
Washington, D. C. 20549

RE:  Peoples Benefit Life Insurance Company Separate Account V
     Peoples Benefit Marquee Variable Annuity (33-79502)
     Certification Pursuant to Rule 497(j) under the Securities Act of 1933

Dear Sir or Madam:

In lieu of filing the form of prospectus and statement of additional information for Peoples Benefit Life Insurance Company Separate Account V Peoples Benefit Marquee Variable Annuity (the "Registrant"), pursuant to paragraph (c) of Rule 497 under the Securities Act of 1933, the Registrant, certifies that:

1. the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in post-effective amendment no. 6 to the Registrant's registration statement on Form N-4, and

2. the text of the Registrant's registration statement on Form N-4 was submitted for filing with the Securities and Exchange Commission electronically via EDGAR transmission on April 30, 1999.

If you have any questions or need additional information, please contact me at 502/560-3009.

PEOPLES BENEFIT LIFE INSURANCE COMPANY
SEPARATE ACCOUNT V (REGISTRANT)

By:  Peoples Benefit Life Insurance Company



/s/ Gregory E. Miller-Breetz
----------------------------
Gregory E. Miller-Breetz
Assistant General Counsel